Subsequent Events (Details) (U.S. Land, Sale of conventional rigs)	1 Months Ended
Sep. 30, 2011 Rig
U.S. Land | Sale of conventional rigs
Subsequent Event [Line Items]
Number of conventional rigs sold	2